Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands			1 Months Ended		3 Months Ended	12 Months Ended
	May 12, 2022	Feb. 04, 2022	May 31, 2022	Jan. 31, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Related party accounts payable					$ 19,553	$ 21,275	$ 18,488
Subsequent Event
Related Party Transaction [Line Items]
Cash consideration						44,400
Munger Ranch
Related Party Transaction [Line Items]
Cash consideration				$ 30,000
Munger Ranch | Common Class A | IPO | Subsequent Event
Related Party Transaction [Line Items]
Cash consideration			$ 30,000
Share issued during period, new issues	2,114,273		2,114,273
Agreement With ProFrac LLC's member
Related Party Transaction [Line Items]
Proceeds from sale of equipment					8,700	8,700
Related party accounts payable					$ 200	200
THRC Holdings
Related Party Transaction [Line Items]
Rights agreement amount		$ 8,100
Cash consideration		30,000
THRC Holdings | Munger Ranch
Related Party Transaction [Line Items]
Rights agreement amount		8,100
Cash consideration		30,000
THRC Holdings | Munger Ranch | Subsequent Event
Related Party Transaction [Line Items]
Rights agreement amount		8,100
Cash consideration		$ 30,000
PFHCCisco Logistics
Related Party Transaction [Line Items]
Related party accounts payable						$ 1,500